GOODWILL (Details 2) - Goodwill [Member]	Dec. 31, 2017
Air Transport CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Increase Maximum WACC	8.55%
Decrease Minimum terminal growth rate	1.00%
Coalition and Loyalty Program Multiplus CGU [Member]
Disclosure of detailed information about intangible assets [line items]
Increase Maximum CoE	13.40%
Decrease Minimum terminal growth rate	4.00%